Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,106.6	$ 1,205.0
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	24.2	6.3
Gross Unrealized Losses	(2.0)	(23.5)
Fair market value, trading	1,128.8	1,187.8
Debt Securities, Trading, Amortized Cost	1,106.6	1,205.0
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	79.2	9.5
Debt Securities, Trading, Amortized Cost	79.2	9.5
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2
Gross Unrealized Losses	0.0
Fair market value, trading	2.7
Debt Securities, Trading, Amortized Cost	2.5
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	(0.8)	(1.8)
Fair market value, trading	28.6	36.2
Debt Securities, Trading, Amortized Cost	29.4	37.9
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.3
Gross Unrealized Losses	0.0
Fair market value, trading	156.6
Debt Securities, Trading, Amortized Cost	156.3
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2
Gross Unrealized Losses	(0.2)
Fair market value, trading	111.7
Debt Securities, Trading, Amortized Cost	111.7
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Fair market value, trading	8.7
Debt Securities, Trading, Amortized Cost	8.7
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.7
Gross Unrealized Losses	(0.2)
Fair market value, trading	279.7	0.0
Debt Securities, Trading, Amortized Cost	279.2
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	24.9	6.4
Gross Unrealized Losses	(3.0)	(25.3)
Fair market value, trading	1,516.3	1,233.5
Debt Securities, Trading, Amortized Cost	1,494.4	1,252.4
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.8	1.6
Gross Unrealized Losses	(0.1)	(0.5)
Fair market value, trading	185.0	147.7
Debt Securities, Trading, Amortized Cost	183.3	146.6
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	0.0	(0.1)
Fair market value, trading	3.2	2.7
Debt Securities, Trading, Amortized Cost	3.1	2.8
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	11.6	2.6
Gross Unrealized Losses	(0.1)	(16.6)
Fair market value, trading	243.2	720.2
Debt Securities, Trading, Amortized Cost	231.7	734.2
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	7.4	1.9
Gross Unrealized Losses	(0.1)	(5.2)
Fair market value, trading	151.2	265.4
Debt Securities, Trading, Amortized Cost	143.9	268.7
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	2.4	0.0
Gross Unrealized Losses	(1.7)	0.0
Fair market value, trading	492.4	2.4
Debt Securities, Trading, Amortized Cost	491.7	2.4
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.9	0.2
Gross Unrealized Losses	0.0	(1.1)
Fair market value, trading	53.8	49.4
Debt Securities, Trading, Amortized Cost	$ 52.9	$ 50.3